UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22031

Seligman LaSalle International Real Estate Fund, Inc.
(Exact name of Registrant as specified in charter)

50606 Ameriprise Financial Center
Minneapolis, MN 55474
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 3/31/09

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman LaSalle International Real Estate Fund, Inc.
Schedule of Investments (unaudited)
March 31, 2009

	Shares or Rights		Value

Common Stocks 93.0%
Australia 15.7%
Abacus Property Group (Diversified)	1,321,974	shs.	$253,237
Dexus Property Group (Diversified)	2,894,931		1,514,698
Goodman Group (Industrial)	2,124,412		483,318
GPT Group (Diversified)	3,249,972		988,003
MacQuarie Office Trust (Office)	2,838,620		339,638
Westfield Group (Retail)	720,961		5,030,547

			8,609,441

Belgium 0.9%
Cofinimmo (Office)	4,878		520,221

Canada 3.3%
Canadian Real Estate Investment Trust (Diversified)	71,600		1,135,219
Morguard Real Estate Investment Trust (Retail)	34,400		267,386
Riocan Real Estate Investment Trust (Retail)	31,600		396,580

			1,799,185

Finland 1.2%
Citycon (Retail)	237,905		460,312
Technopolis (Office)	61,319		191,237

			651,549

France 11.1%
Klepierre (Retail)	47,176		830,552
Unibail-Rodamco (Retail)	36,967		5,259,735

			6,090,287

Hong Kong 7.0%
Hongkong Land Holdings (Office)	598,128		1,365,216
Hysan Development (Diversified)	306,000		521,263
The Link Real Estate Investment Trust (Retail)	806,732		1,595,157
Sun Hung Kai Properties (Residential)	41,000		368,061

			3,849,697

Italy 0.2%
Immobiliare Grande Distribuzione (Retail)	66,806		81,167

Japan 13.4%
Japan Logistics Fund (Industrial)	104		636,103
Japan Retail Fund (Retail)	437		1,681,120
Kenedix Realty Investment (Diversified)	178		331,719
Mitsui Fudosan (Diversified)	104,000		1,140,759
Nippon Building Fund (Office)	228		1,972,503
NTT Urban Development (Office)	2,034		1,634,197

			7,396,401

Luxembourg 0.5%
ProLogis European Properties (Industrial)	149,271		269,760

Netherlands 6.9%
Corio (Retail)	37,666		1,555,602
Eurocommercial Properties (Retail)	35,076		954,846
Wereldhave (Office)	18,587		1,302,930

			3,813,378

Sweden 2.7%
Castellum (Diversified)	41,535		233,535
Fabege (Diversified)	147,104		517,595
Hufvudstaden (Class A) (Office)	147,477		759,979

			1,511,109

Switzerland 1.6%
PSP Swiss Property (Office)	20,852		880,554

United Kingdom 11.0%
British Land (Diversified)	330,725		1,708,230
Brixton (Industrial)	236,340		60,090
Derwent London (Office)	68,202		649,828
Development Securities (Office)	37,766		130,114
Hammerson (Retail)	283,848		1,042,982
Land Securities Group (Diversified)	301,195		1,885,642
Segro (Industrial)	210,080		69,202
Segro (Rights) (Industrial)	2,520,960	rts.	173,626
Shaftesbury (Retail)	80,602	shs.	337,022

			6,056,736

United States 17.5%
AMB Property (Industrial)	21,000		302,400
AvalonBay Communities (Residential)	13,300		625,898
BioMed Realty Trust (Office)	118,300		800,891
Brandywine Realty Trust (Office)	251,000		715,350
EastGroup Properties (Industrial)	15,893		446,116
Essex Property Trust (Residential)	12,052		691,062
Federal Realty Investment Trust (Retail)	17,704		814,384
SL Green Realty (Office)	62,423		674,168
Host Hotels & Resorts (Hotels)	101,823		399,146
Kimco Realty (Retail)	73,600		560,832
Post Properties (Residential)	67,000		679,380
Senior Housing Properties Trust (Residential)	62,471		875,843
Simon Properties Group (Retail)	553		19,156
Sovran Self Storage (Diversified)	19,800		397,584
Taubman Centers (Retail)	54,832		934,337
Ventas (Diversified)	30,820		696,840
Vornado Realty Trust (Office)	299		9,939

			9,643,326

Total Common Stocks			51,172,811

Money Market Fund 1.3%
SSgA U.S. Treasury Money Market Fund	727,506		727,506

Total Investments 94.3%			51,900,317

Other Assets Less Liabilities 5.7%			3,111,208

Net Assets 100.0%			$55,011,525

Seligman LaSalle International Real Estate Fund, Inc.
Notes to Schedule of Investments (unaudited)
March 31, 2009

1. Security Valuation — Net asset value per share is calculated as of the close of business of the New York Stock Exchange (“NYSE”), normally 4:00 PM Eastern Time. Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by RiverSource Investments, LLC, the Fund’s investment manager (the “Manager”), based on quotations provided by primary market makers in such securities. Notwithstanding these valuation methods, the Fund may adjust the value of securities as described below in order to reflect the fair value of such securities.

Many securities markets and exchanges outside the United States (“US”) close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after the local market close but before the close of the NYSE. The Fund’s Board of Directors (the “Board”) approved fair value procedures under which a third party pricing service on a regular basis recommends adjustments to the local closing prices of certain foreign equity securities. The adjustments are based on a statistical analysis of the historical relationship between the price movements of a security and independent variables such as US market movements, sector movements, movements in the ADR of a security (if any), and movements in country or regional exchange-traded funds or futures contracts. The factors used vary with each security, depending on which factors have been most important historically.

Other securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security.

Short-term holdings that mature in 60 days or less are valued at current market quotations or amortized cost if the Fund’s investment manager believes it approximates fair value. Short-term holdings that mature in more than 60 days are valued at current market quotations until the 60th day prior to maturity and are then valued as described above for securities maturing in 60 days or less. Investments in money market funds are valued at net asset value.

The books and records of the Fund are maintained in US dollars. The market values of investment securities, other assets, and liabilities denominated in foreign currencies are translated into US dollars at the daily rate of exchange as reported by a pricing service.

2. Fair Value Measurements — Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” establishes a three-tier hierarchy to classify the assumptions, referred to as inputs, used in valuation techniques (see Security Valuation above) to measure fair value of the Fund’s investments and other financial instruments. These inputs are summarized in three broad levels: Level 1 – quoted prices in active markets for identical investments or financial instruments; Level 2 – other significant observable inputs (including quoted prices in inactive markets or for similar investments or financial instruments); and Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value). Observable inputs are those based on market data obtained from sources independent of the Fund, and unobserbable inputs reflect the Fund’s own assumptions based on the best information available. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

The following is a summary of the value of the Fund’s investments and other financial instruments as of March 31, 2009 based on the level of inputs used:

Valuation Inputs	Investments	Other Financial Instruments*
Level 1 - Quoted Prices in Active Markets for Identical Investments	$12,343,643	$—
Level 2 - Other Significant Observable Inputs	39,556,674	(267)
Level 3 - Significant Unobservable Inputs	—	—

Total	$51,900,317	$(267)

* Represents foreign currency contracts, which are not reflected in the Schedule of Investments and which are valued at the net unrealized appreciation (depreciation) on each contract.

3. Risk — The Fund invests a substantial portion of its assets in securities of real estate investment trusts (REITs) and other real estate companies. The market’s perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Fund. Investing in one economic sector, such as real estate, may be subject to greater price fluctuations than a portfolio of diversified investments. The stocks of smaller companies may be subject to above-average risk. There are specific risks associated with global investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices, and rapid changes in political and economic conditions.

At March 31, 2009, the cost of investments for federal income tax purposes was $122,510,822. The tax basis gross appreciation and depreciation of portfolio securities and foreign currency translation were $125,271 and $70,736,043, respectively. Net depreciation was $70,610,772.

ITEM 2. CONTROLS AND PROCEDURES.

a.

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN LASALLE INTERNATIONAL REAL ESTATE FUND, INC.

By:	/S/ PATRICK T. BANNIGAN

PATRICK T. BANNIGAN
President and Chief Executive Officer

Date:	May 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ PATRICK T. BANNIGAN

PATRICK T. BANNIGAN
President and Chief Executive Officer

Date:	May 26, 2009

By:	/S/ LAWRENCE P. VOGEL

Lawrence P. Vogel
Treasurer and Chief Financial Officer

Date:	May 26, 2009

SELIGMAN LASALLE INTERNATIONAL REAL ESTATE FUND, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.